Operating Leases Operating Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 26,164
2022	21,510
2023	16,108
2024	10,165
2025	6,046
Thereafter	10,490
Total future minimum lease payments	90,483
Lease imputed interest	(5,348)
Total	$ 85,135